Note 18 - Tax assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Tax Assets And Liabilties Abstract
Tax assets and liabilities
Tax assets and liabilities (Millions of Euros)
	June 2019	December 2018
Tax assets
Current tax assets	1.882	2.784
Deferred tax assets	15.519	15.316
Total	17.401	18.100
Tax Liabilities
Current tax liabilities	1.074	1.230
Deferred tax liabilities	2.323	2.046
Total	3.397	3.276